Organization	3 Months Ended
Mar. 31, 2012
Accounting Policies [Abstract]
Nature of Operations [Text Block]

1.   Organization

Synthetic Biologics, Inc. (the “Company” or “Synthetic Biologics”), formerly Adeona Pharmaceuticals, Inc., is a biotechnology company focused on the development of synthetic DNA-based therapeutics and innovative disease-modifying medicines for serious illnesses. In the area of synthetic biology, the Company is initially developing a product candidate to treat pulmonary arterial hypertension (PAH). The Company also intends to expand new and existing collaborations in the synthetic biology area. In addition, Synthetic Biologics has several clinical-stage programs that are being funded, or partially funded, by grants, charitable organizations and corporate partners. In this area we are developing, or have partnered the development of, product candidates to treat relapsing-remitting multiple sclerosis (MS), cognitive dysfunction in MS, fibromyalgia and amyotrophic lateral sclerosis (ALS).

Medical Indication	Product Candidate	Status
PAH	Synthetic DNA-based therapy	Preclinical

Relapsing-remitting MS	Trimesta	All patients enrolled in Phase II clinical trial;
	(oral estriol)	dosing and monitoring underway

Cognitive dysfunction in	Trimesta	Patient enrollment underway in Phase II
MS	(oral estriol)	clinical trial

Fibromyalgia	Effirma	Partnered with Meda AB
(oral flupirtine)

ALS	AEN-100	Phase II/III clinical trial preparation underway
(gastroretentive zinc acetate)